Trade Receivables, Net	12 Months Ended
Jun. 30, 2026
Trade Receivables, Net [Abstract]
Trade receivables, net

Note 4. Trade receivables, net

At June 30, 2026 and 2025, trade receivables, net consisted of the following:

	As of June 30,
	2026	2025
Trade receivables	831,404	1,320,983
Less: allowance for expected credit losses	(56,201)	—
Trade receivables, net	$775,203	$1,320,983

The movement of allowance for expected credit losses is as follows:

	As of June 30,
	2026	2025
Balance at the beginning of the year	$—	$—
Addition	56,385	—
Exchange difference	(184)	—
Balance at end of the year	$56,201	$—